Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income (loss) for the year	$ (32,695)	$ 13,658
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	11,800	14,035
Stock-based compensation expense	2,066	1,911
Unrealized foreign exchange loss (gain)	6,378	(1,984)
Deferred income tax	(440)	(10,303)
Income from investments accounted for by the equity method	(930)	(33,741)
Interest on long-term debt and accretion of royalty payable	3,351	4,937
Impairment on long lived assets, net	0	459
Change in inventory write-downs to net realizable value (note 6)	722	914
Net gain on sale of investments (note 7)	(19,119)	0
Net (gain) loss on sale of assets	62	(146)
Other (income) loss, net	(879)	0
Bargain purchase gain from acquisition (note 4)	0	(5,856)
Change in bad debt expense	810	(326)
Changes in operating assets and liabilities:
Accounts receivable	(1,528)	(11,117)
Inventories	(3,505)	(31,744)
Prepaid expenses	(134)	3,964
Accounts payable and accrued liabilities	122	11,313
Warranty liability	2,341	233
Net cash used in operating activities	(31,578)	(43,793)
Investing activities:
Purchase of property, plant and equipment	(14,242)	(14,158)
Purchase of intangible assets	(287)	0
Acquisitions, net of acquired cash	0	(5,948)
Proceeds on sale of investments (note 7)	31,445	0
Proceeds on sale of assets	731	600
Dividends received from joint ventures	0	21,796
Net cash provided by investing activities	17,647	2,290
Financing activities:
Drawings on operating lines of credit and long-term facilities	41,218	74,408
Repayment of operating lines of credit and long-term facilities	(58,478)	(82,958)
Proceeds from share issuance, net	0	120,727
Repayment of royalty payable	(5,200)	(7,451)
Net cash (used in) provided by financing activities	(22,460)	104,726
Effect of foreign exchange on cash and cash equivalents	(2,317)	(2,593)
Net (decrease) increase in cash and cash equivalents	(38,708)	60,630
Cash and cash equivalents, beginning of year (including restricted cash)	124,892	64,262
Cash and cash equivalents, end of year (including restricted cash)	86,184	124,892
Supplementary information:
Interest paid	3,037	3,916
Taxes paid, net of refunds	$ 1,795	$ 3,106